UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended September 30, 2005 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

September 30, 2005 (unaudited)

Shares			Value
THAI COMMON STOCKS AND WARRANTS—99.44%
COMMON STOCKS—98.11%
Agribusiness—1.24%
2,338,000	Charoen Pokphan Foods Public Co., Ltd.		355,848

Automotive—1.37%
100,150	Aapico Hitech Public Co., Ltd.		67,069
100,000	Thai Rung Union Car Co., Ltd.		17,534
93,800	Thai Stanley Electric Public Co., Ltd.		308,373
			392,976
Banks—22.17%
997,900	Bangkok Bank Public Co., Ltd.		2,551,621
777,800	Bank of Ayudhya Public Co., Ltd.		251,918
882,600	Kasikornbank Public Co., Ltd.		1,343,333
4,845,100	Krung Thai Bank Public Co., Ltd.		1,250,686
205,500	TISCO Bank Public Co., Ltd.		137,621
8,056,339	TMB Bank Public Co., Ltd.	*	831,847
			6,367,026
Building Materials—7.80%
393,100	The Siam Cement Public Co., Ltd.		2,240,055

Commerce—1.02%
304,600	BIG C Supercenter Public Co., Ltd.		207,696
55,500	Siam Makro Public Co., Ltd.		85,148
			292,844
Communication—18.76%
756,900	Advanced Info Service Public Co., Ltd.		1,990,683
1,848,200	Samart Corp. Public Co., Ltd.	*	339,810
1,564,500	Shin Corporations Public Co., Ltd.		1,562,066
836,400	Shin Satellite Public Co., Ltd.	*	321,818
356,000	True Corp. Public Co., Ltd.	*	68,055
3,426,000	TT&T Public Co., Ltd.	*	275,322
648,400	United Communication Industry Public Co., Ltd.	*	828,976
			5,386,730
Electronic Components—0.32%
700,000	KCE Electronics Public Co., Ltd.		91,199

Energy—23.60%
205,400	Electricity Generating Public Co., Ltd.		367,644
171,200	PTT Exploration and Production Public Co., Ltd.		1,951,144
596,000	PTT Public Co., Ltd.		3,541,407
605,200	Ratchaburi Electricity Generating Holding Public Co., Ltd.		582,151
183,000	Thai Oil Public Co., Ltd.		334,235
			6,776,581
Entertainment & Recreation—2.77%
2,210,800	ITV Public Co., Ltd.	*	646,057
272,777	United Broadcasting Corp. Public Co., Ltd.	*	150,790
			796,847

1

Finance & Securities—3.52%
5,769,000	Asia Plus Securities Public Co., Ltd.		716,491
275,800	Phatra Securities Public Co., Ltd.	*	295,520
			1,012,011
Household Goods—0.29%
102,700	Modernform Group Public Co., Ltd.		84,408

Mining—1.01%
683,800	Padaeng Industry Public Co., Ltd.		291,412

Petrochemicals—1.15%
2,917,000	Indorama Polymers Public Co., Ltd.	*	329,605

Printing & Publishing—2.96%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.		848,944

Property Development—3.90%
687,100	Amata Corp. Public Co., Ltd.		202,463
2,048,000	Asian Property Development Public Co., Ltd.		180,542
1,939,000	Italian-Thai Development Public Co., Ltd.		462,747
1,104,000	Sammakorn Public Co., Ltd.		59,685
705,000	SinoThai Engineering & Construction Public Co., Ltd.		216,321
			1,121,758
Retail Food—1.79%
70,000	S&P Syndicate Public Co., Ltd.		38,525
138,000	Serm Suk Public Co., Ltd.		68,893
482,900	Thai Union Frozen Products Public Co., Ltd.		338,092
235,000	The Vegetable Oil Public Co., Ltd.		68,674
			514,184
Transportation—4.44%
1,145,300	Bangkok Expressway Public Co., Ltd.		674,954
448,100	Precious Shipping Public Co., Ltd.		474,683
149,000	Thoresen Thai Agencies Public Co., Ltd.		125,183
			1,274,820

Total Common Stocks (Cost—$17,898,238)			28,177,248

Shares			Value
WARRANTS—1.33%
Finance & Securities—0.38%
1,442,250	Asia Plus Securities Public Co., Ltd., expires 9/30/08	*	108,878

Household Goods—0.00%
10,270	Modernform Group Public Co., Ltd., expires 12/1/07	*	454

Property Development—0.91%
1,331,400	Land & House Public Co., Ltd., expires 9/2/08	*	238,306
165,850	SinoThai Engineering & Construction Public Co., Ltd., expires 4/18/08	*	22,012
			260,318
Utilities—0.04%
796,960	Eastern Water Resources Development & Management Public Co., Ltd., expires 11/28/07	*	11,451

Total Warrants (Cost—$13,003)			381,101
Total Thai Common and Warrants (Cost—$17,911,242)			28,558,349

2

Principal Amount (000)			Value
SHORT-TERM INVESTMENTS—1.36%
THAI BAHT SAVINGS ACCOUNT—0.80%
9,391	Bangkok Bank Savings Account, 0.50%, due 10/3/05		228,693

U.S. DOLLAR TIME DEPOSIT—0.56%
161	Bank of New York, 0.05%, due 10/3/05		161,472

Total Short-Term Investments (Cost—$390,157)			390,165
Total Investments—100.80% (Cost—$18,301,399)			28,948,514

Liabilities in excess of other assets—(0.80%)			(229,830)

NET ASSETS	(Applicable to 3,139,500 shares of capital stock outstanding; equivalent to $9.15 per share)	100.00%	$28,718,684

*  Non-income producing securities.

3

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: October 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: October 6, 2005
John J. O’Keefe, Vice President & Treasurer

\s\ Ikuo Mori		Date: October 6, 2005
Ikuo Mori, Chairman